Schedule III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Real Estate:
Amounts contributed from Spin-Off	$ 2,433,052
Improvements	62
Balance at the end of the year	2,433,114
Accumulated Depreciation:
Amounts contributed from Spin-Off	(469,666)
Depreciation expense	(14,822)
Balance at the end of the year	$ 484,488